Number of Crude Oil and Natural Gas Wells Drilled and Completed (Detail) - Wells	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of net productive wells and dry wells drilled [Line Items]
Net exploratory wells, Productive	1	3	1
Net exploratory wells, Dry	1	2
Net exploratory wells, Total	2	5	1
Net development wells, Productive	85	81	140
Net development wells, Dry	1		2
Net development wells, Total	86	81	142
Total	88	86	143
Australia [member]
Disclosure of net productive wells and dry wells drilled [Line Items]
Net development wells, Productive	1		2
Net development wells, Total	1		2
Total	1		2
United States [member]
Disclosure of net productive wells and dry wells drilled [Line Items]
Net exploratory wells, Productive	1		1
Net exploratory wells, Dry	1
Net exploratory wells, Total	2		1
Net development wells, Productive	84	80	137
Net development wells, Dry	1		2
Net development wells, Total	85	80	139
Total	87	80	140
Other countries [member]
Disclosure of net productive wells and dry wells drilled [Line Items]
Net exploratory wells, Productive		3
Net exploratory wells, Dry		2
Net exploratory wells, Total		5
Net development wells, Productive		1	1
Net development wells, Total		1	1
Total		6	1